UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                  FORM 24F-2
                      Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

     ead instructions at end of Form before preparing Form. Please print or type

1.       Name and address of issuer: Legg Mason Investors Trust, Inc.
                                    100 Light Street, Baltimore, Maryland  21202

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.       Investment Company Act File Number:811-7692

         Securities Act File Number:                 33-62174

4(a).    Last day of fiscal year for which this Form is filed:   March 31, 2006

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year pursuant to section 24(f):         $297,777,658.23

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:         $(259,852,952.09)

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year ending
                  no earlier than October 11, 1995 that were not
                  previously used to reduce registration fees payable
                  to the Commission:                                          $0

         (iv)     Total available redemption credits [add Items
                  5(ii) and 5(iii)]:                           $(259,852,952.09)

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:           $37,924,706.14

         (vi)     Redemption credits available for use in future years
                  if Item 5(i) is less than Item 5(iv) [subtract Item
                  5(iv) from Item 5(i)]:                                      $0

         (vii)    Multiplier for determining registration fee (See
                  instruction C.9):                                    x .000107

         (viii)   Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):              =$4,057.94

6.       Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ n/a

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                     =$4,057.94

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Date: June 13, 2006                                 CIK:     0000904046

         Method of Delivery:

         [X]      Wire Transfer
         [  ]     Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Marie K. Karpinski

                                    Marie K. Karpinski, Vice President
                                    and Chief Financial Officer

Date                                June 13, 2006